Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 128,460	$ 107,398	$ 105,240
Cost of sales	84,072	73,632	69,146
Gross profit	44,388	33,766	36,094
Operating expenses
Research and development	20,091	17,244	15,075
Sales and marketing	6,599	6,209	6,647
General and administrative	4,641	4,065	4,159
Total operating expenses	31,331	27,518	25,881
Operating income	13,057	6,248	10,213
Financial income, net	(152)	1,034	1,646
Income before income taxes	12,905	7,282	11,859
Income taxes	2,364	1,557	1,623
Net income	$ 10,541	$ 5,725	$ 10,236
Income per share:
Basic income per ordinary share (US$)	$ 1.544	$ 0.804	$ 1.361
Diluted income per ordinary share (US$)	$ 1.513	$ 0.800	$ 1.352
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	6,825,630	7,118,244	7,520,389
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	6,968,802	7,156,763	7,572,617